Senior Secured Bond - Additional Information (Detail) - 2018 Senior Secured Bonds [Member] - NOK (kr) kr in Millions	Dec. 23, 2022	Nov. 02, 2018
Debt Instrument [Line Items]
Aggregate principal amount		kr 600
Debt instrument redeemable percentage	101.79%
Nordea Bank Abp [Member] | Norwegian Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable rate description	3-month NIBOR plus 6.0%